Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Amounts Recognized Within the Consolidated Financial Statements
Amounts recognized in the consolidated financial statements with respect to these plans are as follows:

	Year Ended December 31,
	2013	2012	2011
Total cost of share-based payment plans	$11,912	$7,811	$5,908
Amounts capitalized as inventory	(467)	(689)	(725)
Amortization of capitalized amounts	513	717	747
Charged against income before income taxes	11,958	7,839	5,930
Amount of related income tax benefit recognized in income	(3,945)	(2,940)	(2,094)
Impact to net loss from continuing operations	$8,013	$4,899	$3,836
Impact to net income from discontinued operations	2,320	2,308	2,326
Impact to net (loss) income	$10,333	$7,207	$6,162
Impact to basic earnings per share, continuing operations	$0.18	$0.13	$0.10
Impact to basic earnings per share	$0.23	$0.19	$0.16
Impact to diluted earnings per share, continuing operations	$0.18	$0.13	$0.10
Impact to diluted earnings per share	$0.23	$0.18	$0.16

Schedule of Option Valuation Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model using the following assumptions:

	Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.1% - 1.4%	0.5% - 1.0%	1.0% - 2.0%
Expected option life	6 years	6 years	6 years
Expected price volatility	36%	40%	39%

Schedule of Stock Option Activity
A summary of our stock option activity during 2013 for employees retained following the sale of the OrthoRecon business is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2012	2,120	$22.71
Granted	1,033	24.38
BioMimetic options assumed	752	19.25
Exercised	(211)	20.17
Forfeited or expired	(325)	25.30
Outstanding at December 31, 2013	3,369	$22.36	6.4	$28,171
Exercisable at December 31, 2013	1,772	$21.89	4.2	$15,657
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*
The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 31, 2013, and the exercise price of the shares. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 201

A summary of our inducement grant stock option activity during 2013 is as follows:

	Shares (000’s)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value* ($000’s)
Outstanding at December 31, 2012	940	$17.21
Granted	—	—
Exercised	—	—
Forfeited or expired	—	—
Outstanding at December 31, 2013	940	$17.21	8.0	$12,683
Exercisable at December 31, 2013	513	$16.61	7.8	$7,230
________________________________

*
The aggregate intrinsic value is calculated as the difference between the market value of our common stock as of December 31, 2013, and the exercise price of the shares. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.

Schedule of Stock Options Outstanding and Exercisable by Exercise Price Range
A summary of our stock options outstanding and exercisable at December 31, 2013, for employees retained following the sale of the OrthoRecon business is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$2.00 — $16.00	371	5.8	$12.35	276	$11.53
$16.01 — $24.00	1,478	6.5	21.06	802	20.64
$24.01 — $35.87	1,520	6.4	26.07	694	27.47
	3,369	6.4	$22.36	1,772	$21.89
A summary of our stock options outstanding and exercisable at December 31, 2013, is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$2.00 — $16.00	371	5.8	$12.35	276	$11.53
$16.01 — $24.00	2,418	7.0	19.56	1,315	19.07
$24.01 — $35.87	1,520	6.4	26.07	694	27.47
	4,309	6.7	$21.24	2,285	$20.71

Schedule of Employee Stock Purchase Plan, Valuation Assumptions
In applying the Black-Scholes methodology to the purchase rights granted under the ESPP, we used the following assumptions:

	Year Ended December 31,
	2013	2012	2011
Risk-free interest rate	0.1% - 0.4%	0.1% - 0.2%	0.3% - 0.4%
Expected option life	6 months	6 months	6 months
Expected price volatility	36%	40%	39%

Nonvested Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Other Share-based Compensation, Activity
A summary of our non-vested shares of common stock activity during 2013 is as follows:

	Shares (000’s)	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value* ($000’s)
Non-vested at December 31, 2012	486	$18.44
Granted	223	24.66
Vested	(212)	18.10
Forfeited	(41)	17.98
Non-vested at December 31, 2013	456	$21.69	$14,004
___________________

*
The aggregate intrinsic value is calculated as the market value of our common stock as of December 31, 2013. The market value as of December 31, 2013 is $30.71 per share, which is the closing sale price of our common stock reported for transactions effected on the Nasdaq Global Select Market on December 31, 2013.

Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Options Outstanding and Exercisable by Exercise Price Range
The table below summarizes the outstanding stock options held by employees transferred to MicroPort, as of December 31, 2013.

	Options Outstanding
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price	Aggregate Intrinsic Value* ($000’s)
$15.47 — $20.00	177	0.75	$16.46
$20.01 — $30.00	857	0.75	23.77
$30.01 — $35.87	112	0.24	31.12
	1,146	0.70	$23.20	$8,526